Income Taxes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textual)
Net operating losses		$ 4,209,000
Valuation allowance on deferred tax asset		100.00%
Operating loss carryforwards expiration description		Carry forwards will expire, if not utilized, starting in 2031 through 2033
Federal corporate tax rate		34.00%
Total gross deferred tax assets	169,500	2,459,032	622,421
Taxable Income (loss), total	434,509
Valuation allowance		2,449,142	591,177
Increase in valuation allowance		$ 1,857,964